Shareholder Report, Holdings (Details)	May 31, 2026
C000005524 | Top10HoldingTransDigmBNY-893647BS5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005524 | Top10HoldingNavientBNY-63938CAN8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005524 | Top10HoldingCCO HoldingsBNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005524 | Top10HoldingLifePoint HealthBNY-53219LAX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Top10HoldingVistraBNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Top10HoldingJane Street GroupBNY-47077WAE8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005524 | Top10HoldingTenet HealthcareBNY-88033GDK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005524 | Top10HoldingAcrisureBNY-00489LAL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005524 | Top10HoldingLevel 3 FinancingBNY-527298CN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005524 | Top10HoldingAsurionBNY-045941AA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005524 | Other0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000005524 | 0BNY-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000005524 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005524 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005524 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005524 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005524 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005524 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005524 | 0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005525 | Top10HoldingTransDigmBNY-893647BS5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005525 | Top10HoldingNavientBNY-63938CAN8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005525 | Top10HoldingCCO HoldingsBNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005525 | Top10HoldingLifePoint HealthBNY-53219LAX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Top10HoldingVistraBNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Top10HoldingJane Street GroupBNY-47077WAE8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005525 | Top10HoldingTenet HealthcareBNY-88033GDK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005525 | Top10HoldingAcrisureBNY-00489LAL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005525 | Top10HoldingLevel 3 FinancingBNY-527298CN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005525 | Top10HoldingAsurionBNY-045941AA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005525 | Other0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000005525 | 0BNY-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000005525 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005525 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005525 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005525 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005525 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005525 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005525 | 0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159675 | Top10HoldingTransDigmBNY-893647BS5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159675 | Top10HoldingNavientBNY-63938CAN8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159675 | Top10HoldingCCO HoldingsBNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159675 | Top10HoldingLifePoint HealthBNY-53219LAX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Top10HoldingVistraBNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Top10HoldingJane Street GroupBNY-47077WAE8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159675 | Top10HoldingTenet HealthcareBNY-88033GDK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159675 | Top10HoldingAcrisureBNY-00489LAL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159675 | Top10HoldingLevel 3 FinancingBNY-527298CN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159675 | Top10HoldingAsurionBNY-045941AA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159675 | Other0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000159675 | 0BNY-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000159675 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159675 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159675 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159675 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159675 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159675 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159675 | 0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219342 | Top10HoldingTransDigmBNY-893647BS5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219342 | Top10HoldingNavientBNY-63938CAN8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219342 | Top10HoldingCCO HoldingsBNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219342 | Top10HoldingLifePoint HealthBNY-53219LAX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Top10HoldingVistraBNY-92840MAD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Top10HoldingJane Street GroupBNY-47077WAE8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219342 | Top10HoldingTenet HealthcareBNY-88033GDK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219342 | Top10HoldingAcrisureBNY-00489LAL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219342 | Top10HoldingLevel 3 FinancingBNY-527298CN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219342 | Top10HoldingAsurionBNY-045941AA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219342 | Other0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000219342 | 0BNY-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000219342 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219342 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219342 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219342 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219342 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219342 | 0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219342 | 0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	0.20%